GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)
Goodwill And Intangible Assets [Line Items]
Total Finite-Lived Intangible Assets, Net	$ 284,481	$ 300,449
Total Indefinite-lived Intangible Assets	4,229	4,203
Total intangible assets, net	288,710	304,652
Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	211,929	209,934
Finite-Lived Intangible Assets, Accumulated Amortization	(45,076)	(24,037)
Total Finite-Lived Intangible Assets, Net	166,853	185,897
Cyprus License [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	70,785	75,307	$ 73,928	€ 68,031
Finite-Lived Intangible Assets, Accumulated Amortization	(4,449)	(1,595)
Total Finite-Lived Intangible Assets, Net	66,336	73,712
Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	17,089	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Total Finite-Lived Intangible Assets, Net	17,089	0
Software and Software Development Costs [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	66,601	72,556
Finite-Lived Intangible Assets, Accumulated Amortization	(39,409)	(39,876)
Total Finite-Lived Intangible Assets, Net	27,192	32,680
Proprietary Rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	11,996	11,922
Finite-Lived Intangible Assets, Accumulated Amortization	(4,985)	(3,762)
Total Finite-Lived Intangible Assets, Net	7,011	8,160
Mocha Clubs [Member] | Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 4,229	$ 4,203